SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Software Copyrights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	8 years
Telecommunication Business Operation Licenses | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	3 years
Telecommunication Business Operation Licenses | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	5 years
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	6 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	10 years
Non-compete Arrangements | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	4 years
Non-compete Arrangements | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	7 years
Customer Relationship | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	3 years
Customer Relationship | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	10 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	10 years
Order Backlogs | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	1 year
Order Backlogs | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	4 years
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	3 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets, net	8 years